SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance	$ 1,072	$ 456
Net Book Value	2,357	1,072
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	152	102
Net Book Value	126	152
Machines and manufacturing equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Net Book Value	598
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	59	6
Net Book Value	70	59
Vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning balance	600	331
Net Book Value	501	600
ERP system and R&D expenses [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Net Book Value	214
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Net Book Value	27
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	261	17
Net Book Value	820	261
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,030	1,231
Additions	784	774
Disposals	(380)
Additions from newly acquired subsidiary	3,681
Translation adjustments	(472)	25
Net Book Value	5,642	2,030
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	440	370
Additions	29	52
Disposals
Additions from newly acquired subsidiary
Translation adjustments	(53)	18
Net Book Value	416	440
Gross carrying amount [member] | Machines and manufacturing equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions	174
Disposals
Additions from newly acquired subsidiary	2,242
Translation adjustments	(208)
Net Book Value	2,208
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	201	139
Additions	28	62
Disposals
Additions from newly acquired subsidiary	178
Translation adjustments	(48)
Net Book Value	359	201
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning balance	968	625
Additions	316	298
Disposals	(380)
Additions from newly acquired subsidiary	34
Translation adjustments	(80)	45
Net Book Value	858	968
Gross carrying amount [member] | ERP system and R&D expenses [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions	223
Disposals
Additions from newly acquired subsidiary
Translation adjustments	(4)
Net Book Value	219
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Beginning balance	59	57
Additions	14
Disposals
Additions from newly acquired subsidiary	367
Translation adjustments	(37)	2
Net Book Value	403	59
Gross carrying amount [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	362	40
Additions		362
Additions from newly acquired subsidiary	859
Translation adjustments	(42)	(40)
Net Book Value	1,180	362
Accumulated depreciation amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	958	775
Additions	371	222
Disposals	(58)
Additions from newly acquired subsidiary	2,335
Translation adjustments	(321)	(39)
Net Book Value	3,286	958
Accumulated depreciation amortisation [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	288	268
Additions	37	22
Disposals
Additions from newly acquired subsidiary
Translation adjustments	(35)	(2)
Net Book Value	290	288
Accumulated depreciation amortisation [member] | Machines and manufacturing equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions	116
Disposals
Additions from newly acquired subsidiary	1,657
Translation adjustments	(163)
Net Book Value	1,610
Accumulated depreciation amortisation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	142	133
Additions	16	7
Disposals
Additions from newly acquired subsidiary	158
Translation adjustments	(27)	2
Net Book Value	289	142
Accumulated depreciation amortisation [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning balance	368	294
Additions	88	92
Disposals	(58)
Additions from newly acquired subsidiary	6
Translation adjustments	(47)	(18)
Net Book Value	357	368
Accumulated depreciation amortisation [member] | ERP system and R&D expenses [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions	5
Disposals
Additions from newly acquired subsidiary
Translation adjustments
Net Book Value	5
Accumulated depreciation amortisation [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Beginning balance	59	57
Additions	3
Disposals
Additions from newly acquired subsidiary	350
Translation adjustments	(36)	2
Net Book Value	376	59
Accumulated depreciation amortisation [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	101	23
Additions	107	101
Disposals
Additions from newly acquired subsidiary	164
Translation adjustments	(13)	(23)
Net Book Value	$ 360	$ 101